Intangible assets and goodwill - Schedule of Goodwill (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill beginning of the period	CAD 92,328	CAD 84,647
Business acquisitions	290
Foreign exchange	17,875	7,681
Goodwill end of the period	CAD 110,493	CAD 92,328